SUBSEQUENT EVENTS (Details Textual) - $ / shares	1 Months Ended
	Mar. 02, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		5,121
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,078,102
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	959,571
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.55